SUMMARY OF STOCK OPTION (Details)	12 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Share-based Payment Arrangement [Abstract]
Number of options, Outstanding, Beginning | shares
Weighted Average Exercise Price, Outstanding, Beginning
Weighted Average Remaining Contractual Term, Outstanding, Beginning
Fair Value, Outstanding, Beginning | $
Number of options, Granted | shares	36,000
Weighted Average Exercise Price, Granted	$ 0.01
Fair Value, Granted	$ 179,640
Number of options, Forfeited | shares
Weighted Average Exercise Price, Forfeited
Fair Value, Forfeited
Number of options, Exercised | shares
Weighted Average Exercise Price, Exercised
Fair Value, Exercised | $
Number of options, Outstanding, Ending | shares	36,000
Weighted Average Exercise Price, Outstanding, Ending	$ 0.01
Weighted Average Remaining Contractual Term, Outstanding, Ending	9 months
Fair Value, Outstanding, Ending | $	$ 179,640
Number of options, Exercisable | shares	9,000
Weighted Average Exercise Price, Exercisable	$ 0.01
Weighted Average Remaining Contractual Term, Exerciable	9 months
Fair Value, Exercisable | $	$ 44,910